Class A Shares QGLAX

Supplement dated February 12, 2026 to

Prospectus Dated February 3, 2026

The following information supplements certain information contained in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information each dated February 3, 2026

The Fund’s telephone number for obtaining further information has changed to 1-855-64-QUANT (1-855-647-8268).

All references for contacting the Fund should be replaced with
1-855-64-QUANT (1-855-647-8268).

The information in this supplement contains revised information in the Prospectus, Summary Prospectus and SAI, all dated February 3, 2026. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

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